Condensed Issuer, Guarantor and Non Guarantor Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Current assets
Cash and cash equivalents	$ 3,256	$ 9,534	$ 4,532	$ 15,032	$ 20,029	$ 10,773
Restricted cash	14,751	10,123		10,322
Accounts receivable	107,564	52,271		76,841
Inventories	124,812	125,144		132,195
Deferred income taxes	12,726	12,386		16,019
Other current assets	8,106	8,337		7,788
Total current assets	271,215	217,795		258,197
Property, plant and equipment, net	370,089	371,868		371,574
Goodwill	89,073	89,073		90,847
Other intangible assets	20,771	21,000		26,344
Other assets	29,459	34,452		29,360
Total assets	780,607	734,188		776,322
Current liabilities
Current maturities of long-term debt	9,708	11,342		7,538
Accounts payable - trade	55,829	20,608		27,558
Accrued liabilities	50,155	54,007		51,631
Total current liabilities	115,692	85,957		86,727
Long-term debt, less current maturities	622,738	566,645		521,475
Deferred income taxes	49,159	52,443		96,674
Other liabilities	30,226	36,733		21,578
Total liabilities	817,815	741,778		726,454
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	(9,483)		48,276
Noncontrolling interest	2,182	1,893		1,592
Total deficit	(37,208)	(7,590)		49,868	(53,070)	(98,872)
Total liabilities and deficit	780,607	734,188		776,322
New Enterprise Stone & Lime Co., Inc.
Current assets
Cash and cash equivalents	22	31	39	7,106	5,058	537
Restricted cash	1,051	1,174		1,379
Accounts receivable	91,380	39,128		61,891
Inventories	107,874	109,032		114,888
Deferred income taxes	11,750	11,425		14,912
Other current assets	6,622	6,992		7,434
Total current assets	218,699	167,782		207,610
Property, plant and equipment, net	349,483	350,656		345,461
Goodwill	83,228	83,228		85,002
Other intangible assets	8,159	8,093		10,904
Investment in subsidiaries	78,110	81,430		82,166
Intercompany receivables	965	279		280
Other assets	28,292	33,252		29,360
Total assets	766,936	724,720		760,783
Current liabilities
Current maturities of long-term debt	9,533	11,175		7,671
Accounts payable - trade	49,751	18,343		24,239
Accrued liabilities	34,273	37,640		38,594
Total current liabilities	93,557	67,158		70,504
Intercompany payables	18,664	19,984		16,310
Long-term debt, less current maturities	616,364	559,915		514,191
Obligations under capital leases, less current installments	8,071	7,589		7,285
Deferred income taxes	40,868	43,834		82,772
Other liabilities	29,449	35,723		21,445
Total liabilities	806,326	734,203		712,507
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(39,390)	(9,483)		48,276
Total deficit	(39,390)	(9,483)		48,276
Total liabilities and deficit	766,936	724,720		760,783
Guarantor Subsidiaries
Current assets
Cash and cash equivalents	19	19	2	476	1,472	675
Restricted cash	105	105		102
Accounts receivable	16,170	13,129		14,933
Inventories	16,938	16,112		17,307
Deferred income taxes	976	961		1,107
Other current assets	1,401	1,317		326
Total current assets	35,609	31,643		34,251
Property, plant and equipment, net	20,606	21,212		25,947
Goodwill	5,845	5,845		5,845
Other intangible assets	12,612	12,907		15,440
Intercompany receivables	17,978	19,984		16,310
Other assets	1,167	1,200
Total assets	93,817	92,791		97,793
Current liabilities
Accounts payable - trade	6,080	2,044		3,166
Accrued liabilities	2,987	5,135		3,309
Total current liabilities	9,067	7,179		6,475
Deferred income taxes	8,291	8,609		13,902
Other liabilities	777	1,010		133
Total liabilities	18,135	16,798		20,510
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	75,682	75,993		77,283
Total deficit	75,682	75,993		77,283
Total liabilities and deficit	93,817	92,791		97,793
Non Guarantors
Current assets
Cash and cash equivalents	3,215	9,484	4,491	7,450	13,499	9,561
Restricted cash	13,595	8,844		8,841
Accounts receivable	215	14		17
Net investment in lease	647	634		610
Other current assets	83	28		28
Total current assets	17,755	19,004		16,946
Property, plant and equipment, net	7,424	7,589		7,451
Total assets	25,179	26,593		24,397
Current liabilities
Current maturities of long-term debt	822	801		477
Accounts payable - trade	199	221		153
Accrued liabilities	12,895	11,232		9,728
Total current liabilities	13,916	12,254		10,358
Intercompany payables	279	279		280
Long-term debt, less current maturities	6,374	6,730		7,284
Total liabilities	20,569	19,263		17,922
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	2,428	5,437		4,883
Noncontrolling interest	2,182	1,893		1,592
Total deficit	4,610	7,330		6,475
Total liabilities and deficit	25,179	26,593		24,397
Eliminations
Current assets
Accounts receivable	(201)
Net investment in lease	(647)	(634)		(610)
Total current assets	(848)	(634)		(610)
Property, plant and equipment, net	(7,424)	(7,589)		(7,285)
Investment in subsidiaries	(78,110)	(81,430)		(82,166)
Intercompany receivables	(18,943)	(20,263)		(16,590)
Total assets	(105,325)	(109,916)		(106,651)
Current liabilities
Current maturities of long-term debt	(647)	(634)		(610)
Accounts payable - trade	(201)
Total current liabilities	(848)	(634)		(610)
Intercompany payables	(18,943)	(20,263)		(16,590)
Obligations under capital leases, less current installments	(7,424)	(7,589)		(7,285)
Total liabilities	(27,215)	(28,486)		(24,485)
(Deficit) equity
New Enterprise Stone & Lime Co., Inc. (deficit) equity	(78,110)	(81,430)		(82,166)
Total deficit	(78,110)	(81,430)		(82,166)
Total liabilities and deficit	$ (105,325)	$ (109,916)		$ (106,651)